Income Taxes	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
INCOME TAXES
20.	INCOME TAXES

Income tax

Cayman Islands

The Cayman Islands currently levy no taxes on individuals or corporations based upon profits, income, gains or appreciations and there is no taxation in the nature of inheritance tax or estate duty. There are no other taxes likely to be material to our Company levied by the Government of the Cayman Islands save for certain stamp duties which may be applicable, from time to time, on certain instruments.

BVI

New Achiever is incorporated in the BVI and is not subject to tax on income or capital gains under current BVI law. In addition, upon payments of dividends by these entities to their shareholders, no BVI withholding tax will be imposed.

Hong Kong

Samfine HK is incorporated in Hong Kong and is subject to Hong Kong Profits Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. The applicable tax rate is 16.5% in Hong Kong. From year of assessment of 2019/2020 onwards, Hong Kong profits tax rates are 8.25% on assessable profits up to HK$2,000,000, and 16.5% on any part of assessable profits over HK$2,000,000. Under Hong Kong tax law, Samfine HK is exempted from income tax on its foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends.

PRC

Samfine SZ and Samfine SZ Technology are governed by the income tax laws of the PRC and the income tax provision in respect to operations in the PRC is calculated at the applicable tax rates on the taxable income for the periods based on existing legislation, interpretations and practices in respect thereof. Under the Enterprise Income Tax Laws of the PRC (the “EIT Laws”), domestic enterprises and Foreign Investment Enterprises (the “FIE”) are usually subject to a unified 25% enterprise income tax rate while preferential tax rates, tax holidays and even tax exemption may be granted on case-by-case basis.

Samfine SZ applied and officially obtained a preferential tax concession for being a high technology enterprise whereby Samfine SZ was entitled to have a tax concession at 15% under the PRC EIT for the coming three years since 2024.

Significant components of the provision for income taxes are as follows:

	Years ended December 31,
	2022	2023	2024	2024
	HK$	HK$	HK$	US$
Current:
Hong Kong	—	—	—	—
PRC	—	14,234	9	1
	—	14,234	9	1
Deferred:
Hong Kong	—	(908,713)	907,664	116,851
PRC	—	—	18,830	2,424
	—	(908,713)	926,494	119,275
Income tax (benefits) expense	—	(894,479)	926,503	119,276

The following table reconciles HK statutory rates to our effective tax rate:

	Years ended December 31,
	2022	2023	2024
Income tax rate in the Cayman Islands	0.0%	0.0%	0.0%
Income tax rate in the BVI	0.0%	0.0%	0.0%
Hong Kong statutory income tax rate	16.5%	16.5%	16.5%
Tax effect of different tax rate for operation in the PRC	(1.1)%	(0.5)%	(0.7)%
Effect of super deduction for research and development in the PRC	0.0%	5.5%	0.0%
Temporary difference not recognized	(8.8)%	(0.7)%	0.0%
Income not taxable	(8.8)%	0.3%	0.6%
Non-deductible expenses	2.2%	(0.2)%	(2.1)%
Tax losses not recognized*	—	—	(49.5)%
Effect of changes in valuation allowance	—	—	(18.2)%
Effective tax rate	0.0%	20.9%	(53.4)%

*	The tax losses not recognized represented by the tax loss position under Samfine Creation Holdings Group which is incorporated in Cayman Islands which is not subject to any income tax.

Deferred tax

Significant components of deferred tax liabilities were as follows:

Accelerated depreciation	HK$
As of December 31, 2023	—
Charged to consolidated statements of income during the year	156,926
As of December 31, 2024	156,926
As of December 31, 2024 (US$)	20,202

Significant components of deferred tax assets were as follows:

	Net operating losses	Allowance for expected credit losses	Total
	HK$	HK$	HK$
As of January 1, 2023	1,505,185	226,489	1,731,674
Recognized in the statements of operations	908,713	—	908,713
As of December 31, 2023	2,413,898	226,489	2,640,387
Additions	315,355	-	315,355
Utilized during the year	(624,001)	(145,567)	(769,568)
Less: valuation allowance	(315,355)	-	(315,355)
As of December 31, 2024	1,789,897	80,922	1,870,819
As of December 31, 2024 (US$)	230,428	10,418	240,846

The Company has provided full allowance on deferred tax assets of Samfine SZ and Samfine SZ Technology because management considers there will not be sufficient taxable income for Samfine SZ and Samfine SZ Technology to utilize their deferred tax assets in the foreseeable future as well as the super deduction regarding research and development. While the remaining deferred tax assets are expected to be used by Samfine HK since the management considers there will be sufficient taxable income to utilize their deferred tax assets in the foreseeable future.